Financial Instruments (Fair Value of Financial Assets Indicates Fair Value Hierarchy of Valuation Inputs Utilized Values) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets:
Assets, Fair Value	$ 13,093,651
Money Market Fund Investments [Member]
Assets:
Assets, Fair Value	30,536,996
Federal Agency Bonds [Member]
Assets:
Assets, Fair Value	8,089,536
Corporate Commercial Paper [Member]
Assets:
Assets, Fair Value	3,997,480
Corporate Bonds [Member]
Assets:
Assets, Fair Value	1,006,635
Contingent Liability [Member]
Liabilities:
Contingent Liability	19,836,000	18,739,000
Level 1 [Member]
Assets:
Assets, Fair Value	13,093,651
Level 1 [Member] | Money Market Fund Investments [Member]
Assets:
Assets, Fair Value	30,536,996
Level 1 [Member] | Federal Agency Bonds [Member]
Assets:
Assets, Fair Value	8,089,536
Level 1 [Member] | Corporate Commercial Paper [Member]
Assets:
Assets, Fair Value	3,997,480
Level 1 [Member] | Corporate Bonds [Member]
Assets:
Assets, Fair Value	1,006,635
Level 1 [Member] | Contingent Liability [Member]
Liabilities:
Contingent Liability
Level 3 [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Money Market Fund Investments [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Federal Agency Bonds [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Corporate Commercial Paper [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Corporate Bonds [Member]
Assets:
Assets, Fair Value
Level 3 [Member] | Contingent Liability [Member]
Liabilities:
Contingent Liability	$ 19,836,000	$ 18,739,000